Income statement and Statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net sales	kr 290,403	kr 232,261	kr 176,954
Cost of goods sold	(44,522)	(35,765)	(28,448)
Gross profit	245,881	196,496	148,506
Sales and distribution costs	(62,101)	(56,743)	(46,217)
Research and development costs	(48,062)	(32,443)	(24,047)
Administrative costs	(5,276)	(4,855)	(4,467)
Other operating income and expenses	(2,103)	119	1,034
Operating profit	128,339	102,574	74,809
Financial income	6,198	2,945	239
Financial expenses	(7,346)	(845)	(5,986)
Profit before income taxes	127,191	104,674	69,062
Income taxes	(26,203)	(20,991)	(13,537)
Net profit	kr 100,988	kr 83,683	kr 55,525
Earnings per share
Basic earnings per share (DKK per share)	kr 22.67	kr 18.67	kr 12.26
Diluted earnings per share (DKK per share)	kr 22.63	kr 18.62	kr 12.22